Equity Incentive Plans	12 Months Ended
Dec. 31, 2016
Equity Incentive Plans [Abstract]
Equity Incentive Plans
12.      Equity Incentive Plans:
On February 20, 2014, the Company's Board of Directors adopted the 2014 Equity Incentive Plan (the “2014 Plan”) and reserved for issuance 86,000 common shares thereunder (adjusted for the June 2016 Reverse Split). The Plan, similarly to the previous incentive plans adopted by the Company, is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire an interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company.
On February 20, 2014, 78,833 restricted common shares (adjusted for the June 2016 Reverse Split) were granted to certain directors, officers and employees of the Company, which vested on March 20, 2015. Additionally, on February 20, 2014, 1,600 restricted common shares were granted to certain directors of the Company, which vested immediately. The fair value of each share was $54.3, based on the closing price of the Company's common shares on the grant date (adjusted for the June 2016 Reverse Split). The shares were issued in May 2014 along with 1,866 common shares to the Company's former Chief Executive Officer, representing the first installment of his minimum guaranteed incentive award in accordance with his consultancy agreement (Note 3).
On July 11, 2014, 3,000 common shares (adjusted for the June 2016 Reverse Split) were granted to two of the Company's directors and vested on the same date. The Company issued the respective shares in April 2016. The fair value of each share was $60.15, based on the closing price of the Company's common shares on the grant date (also adjusted for the June 2016 Reverse Split).
On August 4, 2014, the Company issued an aggregate of 33,768 common shares (adjusted for the June 2016 Reverse Split) to its former Chief Executive Officer and current Non-Executive Chairman, in accordance with the terms of an agreement to terminate his consultancy agreement, effective July 31, 2014 (Note 3). The fair value of each share was $53.55, based on the closing price of the Company's common stock on the grant date, the date of the release agreement (also adjusted for the June 2016 Reverse Split). In addition, as a result of the termination agreement, the second and the third installments of his minimum guaranteed incentive award under his consultancy agreement of 1,867 and 1,867, which would vest on May 3, 2015 and 2016, respectively, were cancelled (Note 3).
On April 13, 2015, the Company's Board of Directors adopted the 2015 Equity Incentive Plan and reserved for issuance 280,000 common shares thereunder (adjusted for the June 2016 Reverse Split). The terms and conditions of the 2015 Plan are substantially similar to the terms and conditions of Company's previous equity incentive plans. On the same date, the Company granted 135,230 restricted common shares (adjusted for June 2016 Reverse Split) to certain directors, former directors, officers and employees, which vested in April 13, 2016. The Company issued the respective shares in April 2016. The fair value of each restricted share was $17.75, which was determined by reference to the closing price of the Company's common shares on the grant date (also adjusted for the June 2016 Reverse Split).
In addition, on the same date, the Board of Directors granted share purchase options of up to 104,250 common shares to certain executive officers, at an option exercise price of $27.50 per share (both adjusted for the June 2016 Reverse Split). These options are exercisable in whole or in part between the third and the fifth anniversary of the grant date, subject to the respective individuals remaining employed by the Company at the time the options are exercised.
The fair value of all share option awards was calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the share option awards is set out below:
∙        Option type: Bermudan call option
∙        Grant Date: April 13, 2015
∙        Expected term: Given the absence of expected dividend payments (discussed below), the Company expects that it is optimal for the holders of the granted options to avoid early exercise of the options. As a result, the Company assumes that the expected term of the options is their contractual term (i.e. five years from the grant date).
∙        Expected volatility: The Company used the historical volatility of the common shares to estimate the volatility of the price of the shares underlying the share option awards. The final expected volatility estimate, which is based on historical volatility for the two years preceding the grant date, was 59.274%.
∙        Expected dividends: The Company does not currently pay any dividends to its shareholders, and the Company's loan agreements contain restrictions and limitations on dividend payments. Based on the foregoing, the outstanding newbuilding orderbook of the Company and the market conditions prevailing in the dry bulk industry at the time of valuation, the Company's management determined that for purposes of this calculation the Company is not expected to pay dividends before the expiration of the share options.
∙        Dilution adjustment: Compared to the number of common shares outstanding, the Company's management considers the overall number of shares covered by the options as immaterial, and no dilution adjustment was incorporated in the valuation model.
∙        Risk-free rate: The Company has elected to employ the risk-free yield-to-maturity rate to match the expected term of the options (which as explained above is expected to be five years from the grant date).  As of the grant date, the yield-to-maturity rate of five-year U.S. Government bonds was approximately 1.3%.
On May 9, 2016, the Company's Board of Directors adopted the 2016 Equity Incentive Plan (the “2016 Plan”) and reserved for issuance 940,000 common shares thereunder (adjusted for the June 2016 Reverse Split). The terms and conditions of the 2016 Plan are substantially similar to the terms and conditions of Company's previous equity incentive plans. On the same date, 690,000 restricted common shares (adjusted for the June 2016 Reverse Split) were granted to certain directors, officers, employees of the Company, 650,000 of which vested in July, 2016 while the remaining 40,000 will vest on March 1, 2018. The fair value of each share was $3.75, based on the closing price of the Company's common shares on the grant date (also adjusted for the June 2016 Reverse Split). Out of these shares, 558,050 common shares were issued during the fourth quarter of 2016, and the Company plans to issue the remaining in the first quarter of 2017.
On September 12, 2016, the Company's Board of Directors granted 345,000 restricted common shares to certain of its directors and officers, for their participation in the negotiations with the Company's lenders related to the Restructuring. Out of these shares, 305,000 will vest on March 30, 2017, and the remaining 40,000 will vest on March 1, 2018. The fair value of each share was $4.94, based on the closing price of the Company's common shares on the grant date.
All non-vested shares and options vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable. Share options have no voting or other shareholder rights. For the years ended December 31, 2014, 2015 and 2016, the Company paid no dividends on non-vested shares.
The Company expects that there will be no forfeitures of non-vested shares or options. The shares which are issued in accordance with the terms of the Company's equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2014, 2015 and 2016, the stock based compensation cost was $5,834, $2,684 and $4,166, respectively, and is included under “General and administrative expenses” in the accompanying consolidated statement of operations.
A summary of the status of the Company's non-vested restricted shares as of December 31, 2014, 2015 and 2016, and the movement during these years, is presented below:
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2014	55,333	$37.30
Granted	117,201	54.25
Vested	(89,968)	44.70
Cancelled	(3,733)	31.00
Unvested as at December 31, 2014	78,833	$54.30

Unvested as at January 1, 2015	78,833	$54.30
Granted	135,230	17.75
Vested	(78,833)	54.30
Unvested as at December 31, 2015	135,230	$17.75

Unvested as at January 1, 2016	135,230	$17.75
Granted	1,035,000	4.15
Cancelled	(1,685)	17.75
Vested	(783,545)	6.14
Unvested as at December 31, 2016	385,000	$4.82

The number of shares as well as their exercise price and weighed average grant date fair value have been revised retroactively, for all periods presented, to give effect to the June 2016 Reverse Split,  while the total grant date fair value remained unchanged.
A summary of the status of the Company's non-vested share options as of December 31, 2015 and 2016, and the movement during the year, since granted, is presented below:
Options	Shares	Weighted average exercise price	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2015	-	$-	$-
Granted	104,250	27.5	7.0605
Outstanding as of December 31, 2015	104,250	$27.5	$7.0605

Outstanding at January 1, 2016	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of December 31, 2016	104,250	$27.5	$7.0605

The number of outstanding options as well as their exercise price and weighed average grant date fair value have been revised retroactively, for all periods presented, to give effect to the June 2016 Reverse Split, by keeping the total grant date fair value unchanged.
The estimated compensation cost relating to non-vested share option and restricted share awards not yet recognized was $483 and $923, respectively, as of December 31, 2016 and is expected to be recognized over the weighted average period of 3.28 years and 0.5 years, respectively. The total fair value of shares vested during the years ended December 31, 2014, 2015 and 2016 was $5,773, $1,301 and $3,580 respectively.